Share-Based Payment Arrangements	6 Months Ended
Jun. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payment Arrangements
21.	SHARE-BASED PAYMENT ARRANGEMENTS
Employee Share Option Plan
Under the Company’s employee share option plan, qualified employees of the Company and its subsidiaries were granted 661,000 options in July 2010, 910,000 options in July 2011, 669,750 options in July 2012, 619,250 options in July 2013, 680,625 options in July 2014, 2,477,336 options in July 2015, 1,032,250 options in July 2016 and 825,833 options in September 2017. Each option entitles the holder to subscribe for one ordinary share of the Company. The options granted are valid for 10 years and exercisable at certain percentages once they have vested. No performance conditions were attached to the plan. The Company has no legal constructive obligation to repurchase or settle the options in cash.

The board of directors of the Company, as of July 26, 2016, resolved to double the number of shares underlying each outstanding award granted previously to reflect the subdivision ratio of the share split made in connection with the corporate restructuring of May 27, 2016. The exercise price for each award previously granted was correspondingly adjusted by a decrease of 50%. The modification did not cause any incremental adjustments to the fair value of the granted awards.
As of June 30, 2020, there are 13,841,879 ordinary
shares issuable on the exercise of share options outstanding under the Company’s equity incentive plans. Currently each ADS represents five of the Company’s ordinary shares measured under employee share option plan.
Information on employee share options granted from July 2010 to 2016 is as follows:

	For the six months ended June 30
	2019		2020
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	6,822,523	$1.41	6,670,356	$1.43
Options forfeited	(32,167)	2.26	—	—

Balance at June 30	6,790,356	1.41	6,670,356	1.43

Options exercisable, end of period	6,595,294	1.38	6,670,356	1.43

Weighted-average fair value of options granted	$—		$—

Information on employee share options granted in September 2017 is as follows:

	For the six months ended June 30
	2019		2020
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	698,167	$1.28	501,167	$1.28
Options forfeited	(67,000)	1.28	—	—

Balance at June 30	631,167	1.28	501,167	1.28

Options exercisable, end of period	—	—	501,167	1.28

Weighted-average fair value of options granted	$—		$—

Information on outstanding options as of June 30, 2020 is as follows:

July 2010		July 2011		July 2012		July 2013		July 2014		July 2015		July 2016		September 2017
Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)
$0.20 -$0.80	0	$0.20 -$0.80	1	$0.80	2	$0.80 -$1.36	3	$1.36	4	$1.36 -$1.88	5	$2.26	6	$1.28	7.2
Options granted in July of 2010, 2011, 2012, 2013, 2014, 2015, 2016 and September 2017 were priced using the binomial option pricing model, and the inputs to the model were as follows:

	July 2010	July 2011	July 2012	July 2013	July 2014	July 2015	July 2016	September 2017
Grant-date share price	$0.80	$0.80	$1.25	$1.36	$1.36	$1.88	$2.26	$1.28
Exercise price	$0.20-$0.80	$0.20-$0.80	$0.80	$0.80-$1.36	$1.36	$1.36-$1.88	$2.26	$1.28
Expected volatility	59.16%	54.26%-54.44%	52.25%	50.58%	50.86%	36.37%	39.34%	38.33%
Expected life (years)	10	10	10	10	10	10	10	10
Expected dividend yield	—	—	—	—	—	—	—	—
Risk-free interest rate	2.954%	2.96%-3.22%	1.61%	2.5%	2.58%	2.43%	1.46%	1.10%
Expected volatility was based on the average annualized historical share price volatility of comparable companies before the grant date.
Compensation costs recognized for the six months ended June 30, 2019 and 2020 were $76,648 and nil, respectively.
Long Term Incentive Plan
On August 23, 2017 , July 30, 2018 and July 26, 2019, the Company’s board of directors approved the 2017, 2018 and 2019 Senior Management Team (SMT) Long Term Incentive Plans (the “2017 LTIP”, “2018 LTIP” and “2019 LTIP”, and collectively, the “LTIPs”), respectively, which outlines awards that may be granted to qualified employees of the Company. These plans are applicable to the SMT of the Company and are used for long-term retention of key management. The LTIPs are each valid for ten years, and grantees of the bonus entitlement units can exercise their rights once they have vested. The Company shall pay the intrinsic value of the units awarded to the employees at the date of exercise of their awards, if redeemed by an employee.
As of June 30, 2020, there are 1,566,000 bonus entitlement units which have been granted under the 2017 LTIP by the Company. For the 1,462,000 units under the 2017 LTIP which were granted in 2017, they will vest in thirds each year after the first, second, and third anniversary of the award, and for the 104,000 units under the 2017 LTIP which were granted in 2018, they will vest in halves each year after the second and third anniversary of the award.
The value of the 2017
LTIP, which was originally measured based on the quoted share price, will be changed retrospectively at a 5
:1
conversion ratio of the Taiwan share price to the ADS price due to the modification of the 2017
LTIP approved by the board of directors on July 30
, 2018
.
As t
his shall be a modification of a cash-settled award that remains a cash-settled award after the modification, any increase or decrease in the value of the liability shall be recognized immediately in profit or loss.
The Company’s 2017 LTIP is described as follows:

	For the six months Ended June 30
	2019	2020
Balance at January 1	1,479,334	1,160,001
Awards forfeited	(164,667)	(253,000)
Balance at June 30	1,314,667	907,001
Balance exercisable, end of period	487,333	867,000

As of June 30, 2020, there are 241,142 bonus entitlement units which have been granted under the 2018 LTIP by the Company. For the 241,142 units under the 2018 LTIP, they will vest in thirds each year after the first, second, and third anniversary of the award. The value of the 2018 LTIP will be linked to the ADS price. All of the 2018 LTIP granted bonus entitlement units remained outstanding as of June 30, 2020.
The Company’s 2018 LTIP is described as follows:

	For the six months Ended June 30
	2019	2020
Balance at January 1	241,142	168,089
Awards forfeited	(38,141)	(38,466)
Balance at June 30	203,001	129,623
Balance exercisable, end of period	—	56,030

As of June 30, 2020, there are 491,020 bonus entitlement units which have been granted under the 2019 LTIP by the Company. For the 491,020 units under the 2019 LTIP, they will vest in thirds each year after the first, second, and third anniversary of the award. The value of the 2019 LTIP will be linked to the ADS price. All of the 2019 LTIP granted bonus entitlement units remained outstanding as of June 30, 2020.
The Company’s 2019 LTIP is described as follows:

	For the six months Ended June 30
	2019	2020
Balance at January 1	—	491,020
Awards forfeited	—	(104,070)

Balance at June 30	—	386,950

Balance exercisable, end of period	—	—

Each bonus entitlement unit grants the holders of the LTIPs a conditional right to receive an amount of cash equal to the per-unit
fair market value of the Company’s ordinary shares and ADSs, respectively, on the settlement date. The LTIPs qualify as cash-settled share-based payment transactions. The Company recognizes the liabilities in respect of its obligations under the LTIPs, which are measured based on the Company’s quoted market price of its ADSs at the reporting date, and takes into account the extent to which the services have been rendered to date.
Regarding the Company’s 2017, 2018 and 2019 LTIPs, the respective quoted fair value of the awards on the grant date was NT$33.45 (or $1.10) , $7.90 and $2.92, based on the Taiwan share price on August 23, 2017 , the closing price per ADS on July 30, 2018 and the closing price per ADS on July 30, 2019, respectively. The quoted fair value on the reporting date is based on the closing price per ADS of $2.03 and $2 as of December 31, 2019 and June 30, 2020, respectively.

The Company recognized total expenses of $78,776 and $166,992 in respect of the LTIPs for the six months ended June 30, 2019 and 2020, respectively. As of December 31, 2019 and June 30, 2020, the Company recognized compensation liabilities of $755,787 and $885,343 as current (classified as other payables) ,respectively, and $184,870 and $ 253,596 as non-current,
respectively.